Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
C000224641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000224643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000224641
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	3.07%
Without Sales Load [Member] | C000224643
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%	2.18%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(1.69%)
Federated Investors Inc. Index: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.25%	0.13%
Federated Investors Inc. Index: ICE 3M US T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3M US T-Bill Index
Average Annual Return, Percent	5.48%	2.81%
Federated Investors Inc. Index: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return, Percent	3.37%	1.96%